Disclosure of detailed information about convertible notes (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Convertible note at maturity	$ 973
Convertible note at date of issue	619
Cumulative interest expenses	102
Convertible notes	$ 721	$ 0	$ 0